Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 72,379	$ 83,843
Accounts receivable, net of allowance for doubtful accounts	9,729,625	1,865,836
Other receivables and prepayment	2,376,745	2,287,934
Amounts due from related parties	11,760,692
Total current assets	23,939,441	4,237,613
Property and equipment, net	5,044,872	7,771,027
Intangible assets, net	1,154,197	1,682,445
Goodwill	7,239,936	7,239,936
Amount due from a related party	204,412	183,811
TOTAL ASSETS	37,582,858	21,114,832
Current liabilities:
Accounts payable	8,784,518	6,446,584
Accrued liabilities and other payables	12,962,912	11,329,613
Amounts due to related parties	3,563,683	16,129,323
Total current liabilities	25,311,113	33,905,520
Total liabilities	25,311,113	33,905,520
Commitments and contingencies
Shareholder's Equity (Deficit)
Share capital Common stock, $1 par value per share; 50,000 shares authorized as of December 31, 2017 and 2016, 1 share issued and outstanding as of December 31, 2017 and 2016	1	1
Additional paid-in capital	41,819,685	10,037,469
Accumulated deficit	(29,936,158)	(23,125,704)
Accumulated other comprehensive income (loss)	388,217	297,546
Total Shareholder's Equity (Deficit)	12,271,745	(12,790,688)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY (DEFICIT)	$ 37,582,858	$ 21,114,832